Combined Consolidated Statements of Cash Flows - FP Land LLC (USD $)	3 Months Ended		12 Months Ended
	Mar. 31, 2014 FP Land LLC, predecessor business	Mar. 31, 2013 FP Land LLC, predecessor business	Dec. 31, 2013 FP Land LLC, predecessor business	Dec. 31, 2012 FP Land LLC, predecessor business	Dec. 31, 2013 FP Land LLC, predecessor business Irrigation improvements	Dec. 31, 2012 FP Land LLC, predecessor business Irrigation improvements
CASH FLOWS FROM OPERATING ACTIVITIES
Net income	$ 134,590	$ 177,642	$ 34,172	$ 586,352
Adjustments to reconcile net income to net cash used by operating activities:
Depreciation	39,895	34,730	148,547	124,576
Amortization of deferred financing fees	14,108	16,312	57,976	27,968
Increase in accounts receivable	(655,639)	(249,979)	(463,700)	31,800
Increase (decrease) in accrued interest	304,647	(100,197)	(154,795)	(24,244)
(Decrease) increase in accrued expenses	(25,157)	18,020	549,745
Increase in accrued property taxes	49,797		(148,326)	28,516
Net cash provided by operating activities	(137,759)	(103,472)	23,619	774,968
CASH FLOWS FROM INVESTING ACTIVITIES
Real estate additions					(246,228)	(54,890)
Net cash used in investing activities		(55,821)	(1,649,415)	(4,250,943)
CASH FLOWS FROM FINANCING ACTIVITIES
Borrowings from mortgage notes payable		10,673,541	13,736,041	4,968,701
Repayments on mortgage notes payable	(1,006,100)	(6,634,342)	(6,869,535)	(2,961,966)
Financing fees		(152,397)	(175,398)
Contributions	1,178,107	337,484	1,673,450	4,461,748
Distributions	(16,765)	(4,031,746)	(6,764,912)	(2,973,355)
Net cash provided by financing activities	155,242	192,540	1,599,646	3,495,128
NET (DECREASE) INCREASE IN CASH	17,483	33,247	(26,150)	19,153
CASH, BEGINNING OF PERIOD	16,805	42,955	42,955	23,802
CASH, END OF PERIOD	34,288	76,202	16,805	42,955
Cash paid during period for interest	15,296	408,310	1,439,113	1,161,414
SUPPLEMENTAL NON-CASH INVESTING AND FINANCING TRANSACTIONS
Capitalization of deferred offering costs as a result of pending financing transaction	$ 526,508		$ 699,013